Dec. 18, 2017
Class Z Prospectus | Alger Small Cap Focus Fund
Alger Small Cap Focus Fund

THE ALGER FUNDS

Supplement Dated December 14, 2017

to Current Prospectus, Summary Prospectus and Statement of Additional Information of each of

Alger Health Sciences Fund and Alger Growth & Income Fund

As Supplemented To Date

The Board of Trustees of the Fund has approved an amendment to the Fund’s Investment Advisory Agreement, reducing the investment advisory fee that the Fund pays to Fred Alger Management, Inc., the Fund’s investment manager (the “Manager”). Effective January 1, 2018, the management fee for Alger Health Sciences Fund will be reduced to an annual rate of 0.55% of the average daily net assets of the Fund from an annual rate of 0.81% of the average daily net assets of the Fund, and the management fee for Alger Growth & Income Fund will be reduced to an annual rate of 0.50% of the average daily net assets of the Fund from an annual rate of 0.585% of the average daily net assets of the Fund.

The Board of Trustees of the Fund also approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective January 1, 2018 through February 28, 2019, whereby the Manager will contractually agree to waive its fee and/or reimburse expenses so that the Alger Health Sciences Fund’s total annual operating expenses do not exceed 0.75% for Class Z Shares, the Alger Growth & Income Fund’s total annual operating expenses do not exceed 0.69% for Class Z Shares, the Alger SMid Cap Focus Fund’s total annual operating expenses do not exceed 0.99% for Class Z Shares, and the Alger Small Cap Focus Fund’s total annual operating expenses do not exceed 0.99% for Class Z Shares.

This contractual agreement can be amended at any time by agreement of the Fund and the Manager and will terminate automatically in the event of termination of the investment advisory agreement between the Manager and the Fund..  Fred Alger Management, Inc. may, during the term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.